Goodwill (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill [Abstract]
Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the six-month period ended June 30, 2025 are as follows.

Balance as of December 31, 2024 / January 1, 2025	$17,932,243
Reclassification of goodwill included in assets held for sale	3,238,569
Net exchange differences during the period	2,642,999
Balance as of June 30, 2025	$23,813,811